Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
Prudential Share Plans

Historically, certain associates participated in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that were tradable on the New York Stock Exchange. Outstanding non-vested Prudential ADRs granted as of December 31, 2020 were 6,241,847. In 2021, these plans were replaced through a re-issuance under Jackson Financial Inc.’s 2021 Omnibus Incentive Plan (the “Incentive Plan”) and the remaining outstanding awards were exchanged for awards under the new plan as further described below.

2021 Omnibus Incentive Plan

In April 2021, the Company’s Board of Directors adopted, and the Company’s shareholders approved, the Incentive Plan. This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of JFI’s Class A Common Stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics. The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

The Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. The Company currently has Restricted Share Unit and Performance Share Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date. The maximum aggregate number of shares of the Company’s common stock that may be issued pursuant to awards under the Incentive Plan shall not exceed 11,000,000 shares. Shares for which payment is in cash, including the shares withheld to cover associate payroll taxes, as well as shares that expire, terminate, or are canceled or forfeited, may be awarded or granted again under the Incentive Plan.

The Company reflects the cash settled awards of the above plan as a liability classified plan and, therefore, reports the accrued compensation expense and the value of the cash settled awards within other liabilities. At December 31, 2022 and 2021, the Company had $79 million and $80 million accrued for future payments under this plan, respectively.
Restricted Share Units ("RSUs")

JFI grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares at the Company’s discretion. The associate awards granted in 2021 will have a shortened, 30-month vesting period. In addition, 1- and 2-year awards were issued in connection with the Company’s Demerger. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends and are subject to the same vesting and distribution conditions as the underlying RSU.

Outstanding non-vested RSUs granted to associates were as follows:

Year Ended December 31, 2022	Share-Settled		Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	1,345,401	$26.65	1,920,880	$26.09
Granted (1)	400,179	$38.32	1,171,221	$38.74
Vested	(421,085)	$27.14	(836,671)	$26.98
Forfeited	(146,486)	$27.15	(98,657)	$29.01
Non-vested at end of period	1,178,009	$30.38	2,156,773	$32.89

(1) Includes dividend equivalents granted in the current period on awards outstanding

Year Ended December 31, 2021	Share-Settled		Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share	RSUs	Weighted-Average Grant Date Fair Value per Share
Nonvested at beginning of period	—	$—	—	$—
Granted (1)	641,312	$26.91	1,694,960	$26.57
Vested	—	$—	—	$—
Forfeited	—	$—	(8,772)	$26.41
Re-issuance due to modification	704,089	$26.41	234,692	$26.41
Nonvested at end of period	1,345,401	$26.65	1,920,880	$26.09

(1) Includes dividend equivalents granted in the current period on awards outstanding

Performance Share Units ("PSUs")

JFI grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares at the Company’s discretion. However, the awards granted in 2021 will have a shortened, 30-month vesting period. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends and are subject to the same vesting and distribution conditions as the underlying PSUs. The modified PSU awards retained their vesting and performance conditions, modified to be based on U.S. GAAP based metrics, rather than IFRS.
Outstanding non-vested PSUs granted were as follows:

Year Ended December 31, 2022	Share-Settled		Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	5,775,795	$26.59	1,993,641	$26.56
Granted (1)	749,064	$37.75	292,132	$37.87
Vested	(2,127,430)	$26.64	(709,089)	$26.63
Forfeited	(322,099)	$27.00	(89,231)	$26.79
Non-vested at end of period	4,075,330	$28.59	1,487,453	$28.73
(1) Includes dividend equivalents granted in the current period on awards outstanding

Year Ended December 31, 2021	Share-Settled		Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share	PSUs	Weighted-Average Grant Date Fair Value per Share
Nonvested at beginning of period	—	$—	—	$—
Granted (1)	678,468	$27.95	294,976	$27.42
Vested	—	$—	—	$—
Forfeited	(43,753)	$26.41	(14,868)	$26.41
Re-issuance due to modification	5,141,080	$26.41	1,713,533	$26.41
Nonvested at end of period	5,775,795	$26.59	1,993,641	$26.56
(1) Includes dividend equivalents granted in the current period on awards outstanding

Compensation Cost

JFI charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of JFI’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of JFI’s common stock as of the reporting date. For performance-based awards, JFI estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and JFI recognizes expense for those awards on a straight-line basis over the requisite service period. The Company recognizes forfeitures as they occur when recognizing share-based compensation expense.

Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Compensation expense recognized	$131	$129	$56
Income tax benefit recognized	$29	$26	$12

Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2022 was $50 million with a weighted average recognition period of 1.07 years.
The shares issued under the Incentive Plan may be authorized and unissued, or reacquired treasury shares.